Intangible Assets, Net (Details) - Schedule of amortization expenses	Dec. 31, 2018 USD ($)
Schedule of amortization expenses [Abstract]
2021	$ 928,225
2022	926,685
2023	853,976
2024	213,027
2025	213,027
Thereafter	842,927
Total	$ 3,977,867